Income tax (expense)/credit - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Income tax related to recognition in other comprehensive income
Deferred tax (Note 18)	£ (517)	£ (350)	£ (419)	£ (291)	£ (1,287)
Total income tax expense recognized in other comprehensive income	£ (517)	£ (350)	£ (419)	£ (291)